Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures
Summary of investments in associates and joint ventures

	2021	2020
Beginning of the year	22,375,377	20,783,259
Capital injections in associates and joint ventures	852,323	596,877
Share of net profit less loss	804,386	1,774,322
Share of other comprehensive loss	(44,304)	(182,849)
Share of other capital reserve of equity-method investees	1,086	7,607
Dividends	(950,964)	(603,839)

End of the year	23,037,904	22,375,377

Basic information of material associates and joint ventures

	Country of		Business nature and scope of	Percentage of equity interest held
Name	incorporation	Registered capital	operation	Direct	Indirect[1]
Associates:
Huaneng Sichuan Energy Development Co., Ltd.(“Sichuan Energy Development”)	PRC	RMB1,469,800,000	Development, investment, construction, operation and management of hydropower	49%	—

SECL*	PRC	RMB4,757,389,916	Energy and investment in related industries	25.02%	—

Hebei Hanfeng Power Generation Limited Liability Company (“Hanfeng Power”)	PRC	RMB1,975,000,000	Power generation	40%	—

Huaneng Finance	PRC	RMB5,000,000,000	Provision of financial service, including fund deposit and lending services, finance lease arrangements, notes discounting and entrusted loans and investment arrangements within Huaneng Group	20%	—

China Huaneng Group Fuel Co., Ltd. (“Huaneng Group Fuel Company”) **	PRC	RMB3,000,000,000	Wholesale of coal, import and export of coal	50%	—

Hainan Nuclear Power Limited Liability Company (“Hainan Nuclear”)	PRC	RMB5,141,810,000	Construction and operation of nuclear power plants; production and sales of electricity and related products	30%	—

Joint ventures:

Shanghai Time Shipping Co., Ltd. (“Shanghai Time Shipping”)	PRC	RMB1,200,000,000	International and domestic sea transportation	50%	—

Jiangsu Nantong Power Generation Co., Ltd. (“Jiangsu Nantong Power”)[1]	PRC	RMB1,596,000,000	Operation and management of power generation plants and transportation related projects	—	35%
[1]	The indirect percentage of equity interest held represents the effective ownership interest of the Group.
*	As at 31 December 2021, the fair value of the Group’s shares in SECL was RMB9,640 million (2020: RMB7,248 million).
**	In accordance with the articles of association of the investee, the Group could only exercise significant influence on the investee and therefore accounted for the investment under the equity method.

Summarized financial information of the material associates

									Huaneng Group
	Sichuan Energy Development		SECL		Huaneng Finance		Hanfeng Power		Fuel Company		Hainan Nuclear
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Gross amounts of the associates’
Current assets	1,011,553	825,632	27,003,410	21,111,690	33,699,466	27,426,242	946,505	964,515	17,257,003	5,263,174	1,895,782	1,894,806
Non-current assets	15,969,523	14,836,413	104,596,390	92,332,480	18,287,225	20,003,370	1,169,435	1,279,233	3,502,773	3,641,641	18,912,695	19,826,469
Current liabilities	(4,346,583)	(3,731,524)	(27,078,010)	(22,565,250)	(44,746,000)	(40,458,908)	(520,045)	(328,093)	(13,851,633)	(3,066,531)	(4,183,200)	(4,025,596)
Non-current liabilities	(7,720,769)	(7,171,879)	(54,855,980)	(48,951,200)	(105,762)	(553)	(15,718)	(36,218)	(2,934,343)	(1,780,436)	(11,948,437)	(13,041,682)
Equity	4,913,724	4,758,642	49,665,810	41,927,720	7,134,929	6,970,151	1,580,177	1,879,437	3,973,800	4,057,848	4,676,840	4,653,997
-Equity attributable to shareholders	3,685,293	3,568,982	27,264,740	27,346,169	7,134,929	6,970,151	1,580,177	1,879,437	3,582,981	3,688,698	4,676,840	4,653,997
-Non-controlling interests	1,228,431	1,189,660	22,401,070	14,581,551	—	—	—	—	390,819	369,150	—	—
Revenue	2,489,554	2,396,218	29,975,740	20,597,600	1,606,826	1,600,537	1,779,286	1,873,548	68,257,609	29,928,618	3,442,936	3,367,222
Gross profit/(loss)	1,246,712	701,606	6,091,800	5,952,100	955,394	1,014,653	(236,323)	22,637	496,741	284,754	789,660	1,131,729
Net profit/(loss)	662,406	555,009	2,367,920	4,248,550	944,778	943,215	(276,684)	6,426	28,167	222,488	8,634	77,037
Profit/(loss) from continuing operations attributable to shareholders	410,948	348,660	2,281,820	3,929,390	944,778	943,215	(276,684)	6,426	(2,836)	207,297	8,634	77,037
Other comprehensive loss attributable to shareholders	—	—	(150,771)	(578,559)	—	(153,979)	—	—	(2,881)	(8,695)	—	—
Total comprehensive income/(loss) attributable to shareholders	410,948	348,660	2,131,049	3,350,831	944,778	789,236	(276,684)	6,426	(5,717)	198,602	8,634	77,037
Dividend received from the associates	144,520	98,449	309,423	49,587	156,000	180,000	—	—	50,000	50,000	—	—
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associates	3,685,293	3,568,982	27,264,740	27,346,169	7,134,929	6,970,151	1,580,177	1,879,437	3,582,981	3,688,698	4,676,840	4,653,997
The Group’s effective interest	49%	49%	25.02%	25.02%	20%	20%	40%	40%	50%	50%	30%	30%
The Group’s share of net assets attributable to shareholders of the associates	1,805,794	1,748,801	6,821,638	6,842,011	1,426,986	1,394,030	632,071	751,775	1,791,491	1,844,349	1,403,052	1,396,199
Impact of adjustments	207,586	207,586	1,161,810	1,161,810	—	—	293,082	293,082	16,521	16,521	14,076	14,076
Carrying amount in the consolidated financial statements	2,013,380	1,956,387	7,983,448	8,003,821	1,426,986	1,394,030	925,153	1,044,857	1,808,012	1,860,870	1,417,128	1,410,275

Summarized financial information of material joint ventures

	Shanghai Time Shipping		Jiangsu Nantong Power
	2021	2020	2021	2020

Gross amounts of joint ventures’
Current assets	482,732	318,387	1,296,242	742,195
Non-current assets	3,666,424	3,910,739	4,585,414	4,740,502
Current liabilities	(2,204,087)	(2,375,821)	(2,746,397)	(2,046,053)
Non-current liabilities	(197,496)	—	(1,396,877)	(1,318,905)
Equity	1,747,573	1,853,305	1,738,382	2,117,739

Revenue	2,028,494	1,143,885	3,996,964	3,118,059
Gross profit/(loss)	567,470	169,040	(368,485)	541,305
Net profit/(loss)	300,268	11,325	(357,719)	240,436
Total comprehensive income/(loss)	300,268	11,325	(357,719)	240,436

Dividend received in cash from the joint ventures	50,000	—	10,820	126,215

Reconciled to the interests in the joint ventures:
Gross amounts of net assets	1,747,573	1,853,305	1,738,382	2,117,739
The Group’s effective interest rates	50%	50%	50%	50%
The Group’s share of net assets	873,787	926,653	869,191	1,058,870
Impact of adjustments	18,324	18,324	—	—
Carrying amount in the consolidated financial statements	892,111	944,977	869,191	1,058,870

Aggregated information of individually immaterial associates and joint ventures

	2021	2020
Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	5,702,495	4,701,290
Aggregate amounts of the Company and its subsidiaries’ share of those associates and joint ventures
Profit from continuing operations	236,306	190,029
Total comprehensive income	235,475	190,029